Segmental Information - Summary of Segmental Information for the Consolidated Income Statement Continuing Operations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of operating segments [line items]
Sales	£ 18,432	£ 18,114	£ 15,641
Net sales
At budgeted exchange rates	12,180	10,220	10,181
Acquisitions and disposals	50	65	323
Retranslation to actual exchange rates	(67)	1,765	(19)
Net sales	12,163	12,050	10,485
Operating profit/(loss)
At budgeted exchange rates	3,884	3,065	2,992
Acquisitions and disposals	4	(9)	37
Retranslation to actual exchange rates	(69)	545	(21)
Operating profit/(loss) before exceptional items	3,819	3,601	3,008
Exceptional items	(128)	(42)	(167)
Operating profit	3,691	3,559	2,841
Non-operating items		20	123
Net finance charges	(260)	(329)	(327)
Share of after tax results of associates and joint ventures
Share of after tax results of associates and joint ventures	309	309	221
Profit before taxation	3,740	3,559	2,858
Total operating segments [member]
Disclosure of operating segments [line items]
Sales	18,380	18,068	15,605
Net sales
At budgeted exchange rates	12,132	10,181	10,143
Acquisitions and disposals	50	65	323
Retranslation to actual exchange rates	(71)	1,758	(17)
Net sales	12,111	12,004	10,449
Operating profit/(loss)
At budgeted exchange rates	4,044	3,234	3,141
Acquisitions and disposals	4	(8)	37
Retranslation to actual exchange rates	(71)	564	(20)
Operating profit/(loss) before exceptional items	3,977	3,790	3,158
Exceptional items	(128)	(42)	(167)
Operating profit	3,849	3,748	2,991
Eliminate inter-segment sales [member]
Disclosure of operating segments [line items]
Sales	(1,457)	(1,390)	(1,355)
Net sales
At budgeted exchange rates	(1,425)	(1,324)	(1,373)
Retranslation to actual exchange rates	(32)	(66)	18
Net sales	(1,457)	(1,390)	(1,355)
Corporate and other [member]
Disclosure of operating segments [line items]
Sales	52	46	36
Net sales
At budgeted exchange rates	48	39	38
Retranslation to actual exchange rates	4	7	(2)
Net sales	52	46	36
Operating profit/(loss)
At budgeted exchange rates	(160)	(169)	(149)
Acquisitions and disposals		(1)
Retranslation to actual exchange rates	2	(19)	(1)
Operating profit/(loss) before exceptional items	(158)	(189)	(150)
Operating profit	(158)	(189)	(150)
North America [member] | Total operating segments [member]
Disclosure of operating segments [line items]
Sales	4,671	4,725	4,037
Net sales
At budgeted exchange rates	4,138	3,523	3,282
Acquisitions and disposals	50		106
ISC allocation	11	11	10
Retranslation to actual exchange rates	(83)	627	167
Net sales	4,116	4,161	3,565
Operating profit/(loss)
At budgeted exchange rates	1,925	1,648	1,459
Acquisitions and disposals	4		24
ISC allocation	14	14	14
Retranslation to actual exchange rates	(61)	237	54
Operating profit/(loss) before exceptional items	1,882	1,899	1,551
Operating profit	1,882	1,899	1,551
Europe and Turkey [member] | Total operating segments [member]
Disclosure of operating segments [line items]
Sales	5,232	4,985	4,593
Net sales
At budgeted exchange rates	2,821	2,474	2,481
Acquisitions and disposals		2	75
ISC allocation	53	60	50
Retranslation to actual exchange rates	58	288	(62)
Net sales	2,932	2,824	2,544
Operating profit/(loss)
At budgeted exchange rates	941	741	738
Acquisitions and disposals			7
ISC allocation	67	72	70
Retranslation to actual exchange rates	20	123	(14)
Operating profit/(loss) before exceptional items	1,028	936	801
Exceptional items		(33)
Operating profit	1,028	903	801
Africa [member] | Total operating segments [member]
Disclosure of operating segments [line items]
Sales	2,083	2,132	1,875
Net sales
At budgeted exchange rates	1,467	1,240	1,286
Acquisitions and disposals		15	74
ISC allocation	4	4	4
Retranslation to actual exchange rates	20	297	37
Net sales	1,491	1,556	1,401
Operating profit/(loss)
At budgeted exchange rates	180	159	212
Acquisitions and disposals		(8)	(8)
ISC allocation	5	5	6
Retranslation to actual exchange rates	6	62	2
Operating profit/(loss) before exceptional items	191	218	212
Exceptional items	(128)
Operating profit	63	218	212
Latin America and Caribbean [member] | Total operating segments [member]
Disclosure of operating segments [line items]
Sales	1,352	1,303	1,078
Net sales
At budgeted exchange rates	1,064	873	901
Acquisitions and disposals		7	59
ISC allocation	11	11	8
Retranslation to actual exchange rates	(6)	153	(105)
Net sales	1,069	1,044	863
Operating profit/(loss)
At budgeted exchange rates	298	195	221
Acquisitions and disposals			13
ISC allocation	14	13	11
Retranslation to actual exchange rates	(4)	42	(46)
Operating profit/(loss) before exceptional items	308	250	199
Exceptional items			(118)
Operating profit	308	250	81
Asia Pacific [member] | Total operating segments [member]
Disclosure of operating segments [line items]
Sales	5,042	4,923	4,022
Net sales
At budgeted exchange rates	2,555	1,977	2,114
Acquisitions and disposals		41	9
ISC allocation	8	8	7
Retranslation to actual exchange rates	(60)	393	(54)
Net sales	2,503	2,419	2,076
Operating profit/(loss)
At budgeted exchange rates	588	375	399
Acquisitions and disposals			1
ISC allocation	12	12	11
Retranslation to actual exchange rates	(32)	100	(16)
Operating profit/(loss) before exceptional items	568	487	395
Exceptional items		(9)	(49)
Operating profit	568	478	346
ISC [member] | Total operating segments [member]
Disclosure of operating segments [line items]
Sales	1,457	1,390	1,355
Net sales
At budgeted exchange rates	1,512	1,418	1,452
ISC allocation	(87)	(94)	(79)
Retranslation to actual exchange rates	32	66	(18)
Net sales	1,457	1,390	1,355
Operating profit/(loss)
At budgeted exchange rates	112	116	112
ISC allocation	(112)	(116)	(112)
Moet Hennessy [member]
Net sales
Net sales	4,445	4,356	3,491
Share of after tax results of associates and joint ventures
Share of after tax results of associates and joint ventures	305	302	217
Other Associates [member]
Share of after tax results of associates and joint ventures
Share of after tax results of associates and joint ventures	£ 4	£ 7	£ 4